Pay vs Performance Disclosure ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 80,009	$ 11,081	¥ 72,783	¥ 62,249